Income Taxes - Components of (Loss) Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ (88.9)	$ (27.6)	$ 16.0
Non-U.S.	28.0	12.4	6.2
(Loss) income before income taxes, Total	$ (60.9)	$ (15.2)	$ 22.2